STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	10 Months Ended
	Jan. 31, 2012	Jan. 31, 2012
Operating Activities
Net (loss)	$ (2,300)	$ (7,819)
Increase (Decrease) in accounts payable	(2,500)	0
Net cash (used) for operating activities	(4,800)	(7,819)
Financing Activities
Loan from Shareholders	100	3,294
Sale of Common Shares	1,600	6,100
Net cash provided by financing activities	1,700	9,394
Net increase (decrease) in cash and equivalents	(3,100)	1,575
Cash and equivalents at beginning of the period	4,675
Cash and equivalents at end of the period	1,575	1,575
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0